Acquisition of Subsidiary - Schedule of Fair Values of Identifiable Net Assets and the Cash Outflows on the Acquisition (Details) - Cartrack Swaziland (Pty) Ltd [Member] R in Thousands	Feb. 29, 2024 ZAR (R)
Schedule of Fair Values of Identifiable Net Assets and the Cash Outflows on the Acquisition [Line Items]
Other non-current assets	R 2,868
Cash and cash equivalents	3,778
Other current assets (excluding cash and cash equivalents)	203
Non-current liabilities	(354)
Current liabilities	(2,683)
Net identifiable assets acquired	3,812
Add: Goodwill	6,223
Less: NCI based on proportionate interest	(915)
Cash consideration transferred for the business	9,120
Less: cash and cash equivalents acquired	(3,778)
Less: cash consideration payable	(240)
Net outflow of cash	R 5,102